Shareholder Report, Holdings (Details) - C000222778	Jun. 30, 2025
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
039483102 | Archer-Daniels-Midland Company
Holdings [Line Items]
Percent of Net Asset Value	3.40%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.20%
H11356104 | Bunge Global S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Health Care00857U107
Holdings [Line Items]
Percent of Total Investments	99.90%
Materials126633205
Holdings [Line Items]
Percent of Total Investments	0.10%
Health CareABIOM1320
Holdings [Line Items]
Percent of Total Investments	0.00%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Communications
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	39.70%